Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

13. LEASES

The Company has operating leases for its office facilities. The Company’s leases have remaining terms of less than one year. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term.

The operating lease expense, including two lease arrangements from a related party, for the year ended December 31, 2023 and 2022 was as follows:

		For the year ended	For the year ended	For the year ended
Lease Cost	Classification	December 31, 2023	December 31, 2022	December 31, 2021
Operating lease cost	Cost of revenue, general and administrative expenses	$10,000	$62,364	$108,580

Total lease cost		$10,000	$62,364	108,580
Operating lease cost-discontinued operations	Cost of revenue, general and administrative expenses	-	(62,364)	(108,580)
Total lease cost		$10,000	$-	-